CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total		Share capital [Member]		Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]		Accumulated deficit [Member]
Balance at Dec. 31, 2012	$ 5,569		$ 13		$ 20,120	$ (29)	$ 5		$ (14,540)
Balance, shares at Dec. 31, 2012			4,620,307
Stock-based compensation related to options issued to employees	93				93
Stock-based compensation related to options issued to non-employees	14				14
Exercise of share options	90			[1]	$ 90
Exercise of share options, shares			45,250
Other comprehensive income (loss):
Unrealized gains of available-for-sale marketable securities, net	18						$ 18
Foreign currency translation adjustments	(29)						$ (29)
Net income (loss)	1,406								$ 1,406
Balance at Dec. 31, 2013	7,161		$ 13		$ 20,317	$ (29)	$ (6)		$ (13,134)
Balance, shares at Dec. 31, 2013			4,665,586
Stock-based compensation related to options issued to employees	84				84
Stock-based compensation related to options issued to non-employees	(15)				(15)
Exercise of share options	14			[1]	$ 14
Exercise of share options, shares			7,078
Other comprehensive income (loss):
Unrealized gains of available-for-sale marketable securities, net	(23)						$ (23)
Foreign currency translation adjustments	21						$ 21
Net income (loss)	(1,610)								$ (1,610)
Balance at Dec. 31, 2014	$ 5,632		$ 13		$ 20,400	$ (29)	$ (8)		$ (14,744)
Balance, shares at Dec. 31, 2014	4,672,664		4,672,664
Issuance of shares related to Vexigo acquisition	$ 4,515		$ 8		4,507
Issuance of shares related to Vexigo acquisition, shares			3,115,090
Stock-based compensation related to options issued to employees	170				170
May 2015 share purchase agreement	500				500
May 2015 share purchase agreement, shares			227,271
Contribution from shareholders with regards to payment deferral agreement with former shareholders of Vexigo	20				20
Exercise of share options	$ 51			[1]	$ 51
Exercise of share options, shares			28,355
Other comprehensive income (loss):
Unrealized gains of available-for-sale marketable securities, net		[1]						[1]
Net income (loss)	$ (4,739)								$ (4,739)
Balance at Dec. 31, 2015	$ 6,149		$ 21		$ 25,648	$ (29)	$ (8)		$ (19,483)
Balance, shares at Dec. 31, 2015	8,043,380		8,043,380

[1]	Represents an amount lower than $ 1.